Condensed Consolidated Statement Of Changes In Mezzanine Equity And Stockholders’ Equity (Unaudited) (Parentheticals)	12 Months Ended
Dec. 31, 2021
Statement of Stockholders' Equity [Abstract]
Percentage of common shares issued	55.40%